Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Net Loss Per Share Tables
Potentially dilutive securities
	As of September 30,
	2016	2015
Stock options	815,412	438,249
Restricted stock awards	205,478	610,926
Preferred stock	2,975,424	3,038,162
Common stock warrants	5,124,144	805,361
Total	9,120,458	4,892,698

	Years Ended December 31,
	2015	2014
Stock options	438,248	6,030
MabVax Series A redeemable convertible preferred stock	—	18,596
MabVax Series B redeemable convertible preferred stock	—	21,114
MabVax Series C-1 redeemable convertible preferred stock	—	55,736
Series B redeemable convertible preferred stock	—	13,905
Series A-1 preferred stock	—	100,359
Series C preferred stock	—	6,355
Series D preferred stock	2,587,717	—
Series E preferred stock	450,446	—
Unvested restricted stock	310,926	—
Warrants to purchase common stock	974,280	—
Total	4,761,617	222,095